As filed with the Securities and Exchange Commission on March 6, 2020

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor, New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 883-2290

Kathy Cuocolo,

One Liberty Plaza, 46th Floor,

New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Kathleen H. Moriarty

Counsel to the Trust

Chapman & Cutler LLP

1270 Avenue of the Americas, 30th Floor

New York, New York 10020

Date of fiscal year end:       December 31

Date of reporting period:    December 31, 2019

ANNUAL REPORT
Syntax Stratified LargeCap ETF
December 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Fund’s website (www.syntaxadvisors.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Syntax Stratified LargeCap ETF
Annual Report
December 31, 2019
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Shareholder Letter and Manager's Note

Dear Shareholder,

Enclosed is the report for the Syntax ETF Trust for the period ending December 31, 2019, together with Management's Discussion and Analysis for the Syntax Stratified LargeCap ETF (“the Fund”) and its respective index - the Syntax Stratified LargeCap Index (“the Index”).

From a performance standpoint, 2019 proved to be one of the strongest years for equity markets in recent times. The Fund returned 28.93%1 for the year, successfully tracking the Index that was up 29.33%. The S&P 500® Index returned 31.49% for the year its fourth strongest annual performance in 30 years. The S&P 500 Equal Weight Index returned 29.24% for the year.

In the first half of the year, we saw a reversal in the hawkish tone from the Fed which led to positive equity market momentum. US equities continued to rally in through the third quarter as economic data and earnings growth remained strong. The Fund returned 20.26% through Q3, closely tracking the Index 20.49% and the S&P 500 20.55%. In contrast with this strong performance, the US yield curve inverted deep into its term structure and the IPO market showed signs of weakness, especially for high valuation companies. While the S&P 500 rose during the quarter, so too did the VIX2, breaking its usual negative correlation. This is unusual, as the S&P 500 and the VIX have historically had a negative 70% correlation and there are only 7 other instances in 25 years of both indices rising in consecutive quarters.3

Equity markets climbed the ‘wall of worry’ in the fourth quarter as the Federal Reserve continued its dovish tone and geo-political uncertainty abated with clarity on Brexit and the announcement of the “phase one trade deal” between the US and China. Additionally, favorable unemployment data released in early December showed that joblessness decreased to 3.5%4 – its lowest point since 1969.

However, as we move further into 2020, the US presidential election, rising middle east tensions, and the progress of the US-China Trade deal may lead to continued uncertainty and persistent volatility throughout the year.

Related Business Risks:

While we optimistically await to see what next year will bring, we note that many of the major cap-weighted and equal-weighted indices still carry significant and diversifiable related business risk. The five largest holdings in the cap-weighted S&P 500 Index are all tech-related (Microsoft, Apple, Alphabet, Amazon and Facebook), representing over-exposure to the IT and Information sectors. In 2019, this concentration had a positive effect, propelling the S&P 500 to new highs, with the megacap tech stocks returning 51% on average5. It also saw those five stocks end the year with a 16.8% share of the S&P 500, greater than the smallest 295 stocks, which had a combined weight of 16.2% in the S&P 500. While the cap-weighted strategy benefited given its disproportional concentration in these correlated companies, we believe that this overexposure puts investors at risk of a market event that could negatively impact their performance.

While the Syntax Stratified LargeCap ETF underperformed the S&P 500 Index this year, its performance was commensurate with its equal-weight counterpart, the S&P 500 Equal Weight Index, which returned 29.24% year to date. It is important to note that the equal-weight methodology can also leave investors open to related business risk. While cap weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, equal weighting can cause an investor’s ownership to accumulate in the sectors and industries that have the most company representatives. For example, as of 12/31/19, 18.8% of the S&P 500 Equal Weight Index was in the Industrials sector.

1

Syntax’s Stratified Weight™ approach is designed to control for business risk concentrations that regularly occur in cap-weighted and equal-weight indices. Instead of concentrating in the largest companies or most represented sectors or industries, index weight is spread across business risk groups to provide a diversified return from all the business opportunities of a benchmark.

The result this year is that the Fund broadly kept up with the S&P 500 while maintaining diversified exposure: just under 1.5% of the Index’s weight was allocated to the to the “big 5” megacap tech stocks as of 12/31/19. And instead of weighting by the number of companies in a sector or industry, each of the eight Syntax sectors had a target allocation of 12.5%.

The strong full-year performance of the Fund (28.93%), was consistent with our expectations.

We appreciate your support of The Syntax ETF Trust and look forward to serving your investment needs in the future.

1 This return may differ from that in the audited statements due to GAAP adjustments related to financial reporting as well as the timing of the conversion of assets into the ETF from the previous private limited partnership.

2 The CBOE Volatility Index, or VIX, is a real-time market index representing the market's expectations for volatility over the coming 30 days implied by S&P 500 index options

3 Source: Bloomberg. Syntax, LLC

4 Source: US Bureau of Labor Statistics

5 Source: S&P Dow Jones Indices Indexology® Blog; From “Hard to Beat” to Nigh-On Impossible by Chris Bennett; https://www.indexologyblog.com/2020/01/07/from-hard-to-beat-to-nigh-on-impossible/

2

Manager’s Note

Syntax Stratified LargeCap ETF (SSPY)

As an index fund, the Syntax Stratified LargeCap ETF (the “Fund”) is passively managed and seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified LargeCap Index (the “Index”). The Syntax Stratified LargeCap Index reweights the constituents of the widely tracked S&P 500® to address the related business risk concentrations that occur in capitalization-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities in the market, not just the largest ones.

In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 500 Index. Unlike the S&P 500 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 500, the only difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the year ending December 31, 2019, on a market price basis, the Fund returned 28.90%. On a net asset value (“NAV”) basis, the Fund returned 28.93%. During the same time period, the Index returned 29.33%. During the year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the S&P 500 Index returned 31.49% and the S&P 500 Equal Weight Index returned 29.24%. The S&P 500 is an unmanaged index weighted by market capitalization based on the average performance of approximately 505 equity securities. The S&P

Equal Weight 500 is an unmanaged index and is the equal-weight version of the S&P 500 Index. It includes the same companies as the S&P 500 Index, but each company is allocated a fixed weight or 0.2% of the index at each quarterly rebalance.

Both the S&P 500 Index and the S&P 500 Equal Weight Index were selected for their recognition in the marketplace. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. Both indices also use the same underlying universe as the Index. The performance of the Fund differed from the S&P 500 Index and the S&P 500 Equal Weight Index in part because the Fund seeks to track its Index that employs a Stratified Weight methodology.

3

Manager’s Note

Syntax Stratified LargeCap ETF (SSPY)

Portfolio Allocations

Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

4

Manager’s Note

Syntax Stratified LargeCap ETF (SSPY)

Performance: Growth of $10,000

Performance Return (%) As of December 31, 2019

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2020. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.30%, respectively. Indexes are unmanaged and do not incur fees, expenses and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures relating to Portability of Performance on page 6.

5

Manager’s Note

Syntax Stratified LargeCap ETF (SSPY)

A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified LargeCap ETF (“the Fund”) as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The Fund’s NAV price as of January 2, 2019 was used in calculating market price performance for January 2 and January 3, prior to the fund first trading on the New York Stock Exchange on January 4, 2019.

Portability of Performance: The returns were calculated using the methodology the SEC requires of registered funds. However, since the private fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. While the performance of the private fund is net of all fees and expenses, the performance of the private fund has not been restated to reflect the management and fee waivers applicable to the Fund. The Fund may be subject to higher fees which would negatively impact performance. The private fund began operations on January 1, 2015 and, on January 2, 2019, was reorganized into the Fund. Prior to the reorganization, the private fund had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, as a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the private fund. If the private fund had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

Performance data current to the most recent month end is available by calling (866) 972-4492. The Fund is subject to certain risks, including but not limited to, equity securities risk, large-capitalization risk, index tracking risk, passive strategy/index risk, and market trading risk. Investing involves risk, including possible loss of principal.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Investors may purchase or sell individual shares on an exchange on which they are listed. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Please see the prospectus for more details.

The Syntax Stratified LargeCap Index™ is the property of Syntax, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index. The Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third-party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax, LLC, the parent company of Syntax Advisors, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).

The Syntax Stratified LargeCap Index™ is the property of Syntax, LLC, the Fund’s index provider. Syntax®, Stratified®, Stratified Indices®, Stratified Weight™, and FIS™ are trademarks or registered trademarks of Locus LP. Performance of an index is not illustrative of any particular investment. It is not possible to invest directly in an index.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

This report is only intended for the recipient it is addressed and delivered to by Syntax Advisors, LLC and may not be redistributed without prior written consent. The report is provided for informational purposes and is not intended to be, nor should it be construed or used as an offer to sell, or a solicitation of any offer to buy shares or limited partnership interests in any funds managed by Syntax Advisors, LLC. These securities shall not be offered or sold in any jurisdiction in which such offer, solicitation or sale would be unlawful until the requirements of the laws of such jurisdiction have been satisfied. If any offer is made, it shall be pursuant to the offering documents prepared by or on behalf of a specific fund which contains detailed information concerning the investment terms and the risks, fees and expenses associated with an investment in that fund. In the case of any inconsistency between the descriptions or terms in this document and the offering documents, the offering documents shall control.

Index performance does not represent actual fund or portfolio performance and such performance does not reflect the actual investment experience of any investor. An investor cannot invest directly in an index. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in a portfolio invested in accordance with an index. None of the Syntax Indices or the benchmark indices portrayed herein charge management fees or incur brokerage expenses, and no such fees or expenses were deducted from the performance shown; provided, however, that the returns of any investment portfolio invested in accordance with such indices would be net of such fees and expenses. Additionally, none of these indices lend securities, and no revenues from securities lending were added to the performance shown.

THESE MATERIALS DO NOT CONSTITUTE AN OFFER OR SOLICITATION TO BUY ANY SECURITIES OR TO PARTICIPATE IN ANY PARTICULAR TRADING STRATEGY.

6

Syntax Stratified LargeCap ETF
Schedule of Investments
December 31, 2019

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	470	$82,917
Abbott Laboratories	2,449	212,720
AbbVie, Inc.	1,031	91,285
ABIOMED, Inc.(a)	175	29,853
Accenture PLC, Class A	512	107,812
Activision Blizzard, Inc.	3,606	214,269
Adobe, Inc.(a)	1,330	438,647
Advance Auto Parts, Inc.	613	98,178
Advanced Micro Devices, Inc.(a)	1,707	78,283
AES Corp.	11,175	222,382
Aflac, Inc.	1,989	105,218
Agilent Technologies, Inc.	1,263	107,747
Air Products & Chemicals, Inc.	138	32,429
Akamai Technologies, Inc.(a)	1,873	161,790
Alaska Air Group, Inc.	1,411	95,595
Albemarle Corp.	476	34,767
Alexandria Real Estate Equities, Inc., REIT	270	43,627
Alexion Pharmaceuticals, Inc.(a)	818	88,467
Align Technology, Inc.(a)	396	110,500
Allegion PLC	1,290	160,657
Allergan PLC	481	91,953
Alliance Data Systems Corp.	961	107,824
Alliant Energy Corp.	999	54,665
Allstate Corp.	1,446	162,603
Alphabet, Inc., Class A(a)	39	52,236
Alphabet, Inc., Class C(a)	39	52,144
Altria Group, Inc.	4,744	236,773
Amazon.com, Inc.(a)	26	48,044
Amcor PLC(a)	5,009	54,298
Ameren Corp.	704	54,067
American Airlines Group, Inc.	3,466	99,405
American Electric Power Co., Inc.	984	92,998
American Express Co.	339	42,202
American International Group, Inc.	1,536	78,843
American Tower Corp. REIT	199	45,734
American Water Works Co., Inc.	1,331	163,513
Ameriprise Financial, Inc.	541	90,120
AmerisourceBergen Corp.	1,870	158,987
AMETEK, Inc.	537	53,560
Amgen, Inc.	383	92,330
Amphenol Corp., Class A	1,111	120,244
Analog Devices, Inc.	1,783	211,892
ANSYS, Inc.(a)	1,665	428,588
Anthem, Inc.	596	180,010
AO Smith Corp.	1,705	81,226
Aon PLC	205	42,699
Apache Corp.	2,477	63,386
Apartment Investment & Management Co. REIT, Class A	1,551	80,109
Apple, Inc.	768	225,523
Applied Materials, Inc.	2,354	143,688
Security Description	Shares	Value
Aptiv PLC	2,543	$241,509
Archer-Daniels-Midland Co.	7,019	325,331
Arconic, Inc.	1,671	51,417
Arista Networks, Inc.(a)	822	167,195
Arthur J Gallagher & Co.	448	42,663
Assurant, Inc.	609	79,828
AT&T, Inc.	4,145	161,987
Atmos Energy Corp.	1,481	165,665
Autodesk, Inc.(a)	2,354	431,865
Automatic Data Processing, Inc.	628	107,074
AutoZone, Inc.(a)	77	91,731
AvalonBay Communities, Inc., REIT	380	79,686
Avery Dennison Corp.	1,221	159,731
Baker Hughes Co.	10,064	257,940
Ball Corp.	835	53,999
Bank of America Corp.	2,302	81,076
Bank of New York Mellon Corp.	1,579	79,471
Baxter International, Inc.	2,519	210,639
Becton Dickinson and Co.	197	53,578
Berkshire Hathaway, Inc., Class B(a)	1,408	318,912
Best Buy Co., Inc.	1,870	164,186
Biogen, Inc.(a)	306	90,799
BlackRock, Inc.	182	91,491
Boeing Co.	310	100,986
Booking Holdings, Inc.(a)	23	47,236
BorgWarner, Inc.	5,432	235,640
Boston Properties, Inc., REIT	313	43,150
Boston Scientific Corp.(a)	1,759	79,542
Bristol-Myers Squibb Co.	1,421	91,214
Broadcom, Inc.	447	141,261
Broadridge Financial Solutions, Inc.	662	81,783
Brown-Forman Corp., Class B	2,484	167,918
Cabot Oil & Gas Corp.	7,391	128,677
Cadence Design Systems, Inc.(a)	3,113	215,918
Campbell Soup Co.	2,841	140,402
Capital One Financial Corp.	1,013	104,248
Capri Holdings Ltd.(a)	3,272	124,827
Cardinal Health, Inc.	2,956	149,514
CarMax, Inc.(a)	972	85,215
Carnival Corp.	1,485	75,483
Caterpillar, Inc.	727	107,363
Cboe Global Markets, Inc.	366	43,920
CBRE Group, Inc., Class A(a)	726	44,497
CDW Corp.	575	82,133
Celanese Corp.	1,274	156,855
Centene Corp.(a)	2,932	184,335
CenterPoint Energy, Inc.	8,151	222,278
CenturyLink, Inc.	15,551	205,429
Cerner Corp.	1,465	107,516
CF Industries Holdings, Inc.	879	41,963
CH Robinson Worldwide, Inc.	518	40,508
Charles Schwab Corp.	2,117	100,685

See accompanying notes to financial statements.

7

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2019

Security Description	Shares	Value
Charter Communications, Inc., Class A(a)	446	$216,346
Chevron Corp.	4,033	486,017
Chipotle Mexican Grill, Inc.(a)	389	325,636
Chubb Ltd.	1,026	159,707
Church & Dwight Co., Inc.	3,885	273,271
Cigna Corp. (a)	891	182,201
Cimarex Energy Co.	2,472	129,755
Cincinnati Financial Corp.	1,501	157,830
Cintas Corp.	454	122,162
Cisco Systems, Inc.	3,505	168,100
Citigroup, Inc.	1,038	82,926
Citizens Financial Group, Inc.	879	35,696
Citrix Systems, Inc.	957	106,131
Clorox Co.	1,792	275,144
CME Group, Inc.	207	41,549
CMS Energy Corp.	867	54,482
Coca-Cola Co.	4,372	241,990
Cognizant Technology Solutions Corp., Class A	2,058	127,637
Colgate-Palmolive Co.	3,958	272,469
Comcast Corp., Class A	4,854	218,284
Comerica, Inc.	1,960	140,630
Conagra Brands, Inc.	4,791	164,044
Concho Resources, Inc.	670	58,672
ConocoPhillips	843	54,820
Consolidated Edison, Inc.	2,408	217,852
Constellation Brands, Inc., Class A	871	165,272
Cooper Companies, Inc.	334	107,311
Copart, Inc.(a)	512	46,561
Corning, Inc.	4,139	120,486
Corteva, Inc.(a)	1,497	44,251
Costco Wholesale Corp.	1,629	478,796
Coty, Inc., Class A	24,539	276,064
Crown Castle International Corp. REIT	319	45,346
CSX Corp.	544	39,364
Cummins, Inc.	290	51,898
CVS Health Corp.	5,748	427,019
Danaher Corp.	534	81,958
Darden Restaurants, Inc.	2,745	299,232
DaVita, Inc.(a)	970	72,779
Deere & Co.	613	106,208
Delta Air Lines, Inc.	1,678	98,129
DENTSPLY SIRONA, Inc.	938	53,081
Devon Energy Corp.	5,064	131,512
Diamondback Energy, Inc.	623	57,852
Digital Realty Trust, Inc., REIT	1,395	167,037
Discover Financial Services	1,220	103,480
Discovery, Inc., Class A(a)	1,957	64,072
Discovery, Inc., Class C(a)	2,105	64,181
DISH Network Corp., Class A(a)	4,649	164,900
Dollar General Corp.	684	106,690
Dollar Tree, Inc.(a)	1,127	105,994
Security Description	Shares	Value
Dominion Energy, Inc.	1,120	$92,758
Dover Corp.	698	80,451
Dow, Inc.(a)	993	54,347
DR Horton, Inc.	2,894	152,658
DTE Energy Co.	726	94,286
Duke Energy Corp.	586	53,449
Duke Realty Corp. REIT	1,236	42,852
DuPont de Nemours, Inc.	816	52,387
DXC Technology Co.	3,383	127,167
E*TRADE Financial Corp.	2,338	106,075
Eastman Chemical Co.	404	32,021
Eaton Corp. PLC	1,271	120,389
eBay, Inc.	1,278	46,149
Ecolab, Inc.	285	55,002
Edison International	2,910	219,443
Edwards Lifesciences Corp.(a)	341	79,552
Electronic Arts, Inc.(a)	2,023	217,493
Eli Lilly & Co.	746	98,047
Emerson Electric Co.	348	26,538
Entergy Corp.	766	91,767
EOG Resources, Inc.	700	58,632
Equifax, Inc.	457	64,035
Equinix, Inc., REIT	288	168,106
Equity Residential, REIT	979	79,221
Essex Property Trust, Inc., REIT	264	79,427
Estee Lauder Companies, Inc., Class A	1,338	276,351
Everest Re Group Ltd.	289	80,007
Evergy, Inc.	842	54,806
Eversource Energy	650	55,296
Exelon Corp.	4,824	219,926
Expedia Group, Inc.	402	43,472
Expeditors International of Washington, Inc.	521	40,648
Extra Space Storage, Inc., REIT	775	81,856
Exxon Mobil Corp.	6,873	479,598
F5 Networks, Inc.(a)	1,136	158,642
Facebook, Inc., Class A(a)	544	111,656
Fastenal Co.	2,138	78,999
Federal Realty Investment Trust, REIT	331	42,610
FedEx Corp.	479	72,430
Fidelity National Information Services, Inc.	383	53,271
Fifth Third Bancorp	1,139	35,013
First Republic Bank	1,228	144,229
FirstEnergy Corp.	1,103	53,606
Fiserv, Inc.(a)	453	52,380
FleetCor Technologies, Inc.(a)	139	39,993
FLIR Systems, Inc.	4,486	233,586
Flowserve Corp.	1,639	81,573
FMC Corp.	400	39,928
Ford Motor Co.	17,187	159,839
Fortinet, Inc.(a)	1,000	106,760
Fortive Corp.	352	26,889
Fortune Brands Home & Security, Inc.	1,219	79,649

See accompanying notes to financial statements.

8

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2019

Security Description	Shares	Value
Fox Corp., Class A	1,723	$63,872
FoxCorp., Class B(a)	1,767	64,319
Franklin Resources, Inc.	3,486	90,566
Freeport-McMoRan, Inc.	16,440	215,693
Gap, Inc.	4,753	84,033
Garmin Ltd.	2,170	211,705
Gartner, Inc.(a)	805	124,051
General Dynamics Corp.	590	104,047
General Electric Co.	6,998	78,098
General Mills, Inc.	2,635	141,131
General Motors Co.	4,449	162,833
Genuine Parts Co.	754	80,097
Gilead Sciences, Inc.	1,382	89,802
Global Payments, Inc.	236	43,084
Globe Life, Inc.	1,001	105,355
Goldman Sachs Group, Inc.	705	162,101
H&R Block, Inc.	3,377	79,292
Halliburton Co.	4,959	121,347
Hanesbrands, Inc.	11,018	163,617
Harley-Davidson, Inc.	4,247	157,946
Hartford Financial Services Group, Inc.	1,299	78,940
Hasbro, Inc.	1,143	120,712
HCA Healthcare, Inc.	987	145,888
Healthpeak Properties, Inc., REIT	2,187	75,386
Helmerich & Payne, Inc.	2,826	128,385
Henry Schein, Inc.(a)	2,318	154,657
Hershey Co.	808	118,760
Hess Corp.	848	56,655
Hewlett Packard Enterprise Co.	9,900	157,014
Hilton Worldwide Holdings, Inc.	658	72,979
HollyFrontier Corp.	4,740	240,365
Hologic, Inc.(a)	2,983	155,742
Home Depot, Inc.	741	161,820
Honeywell International, Inc.	448	79,296
Hormel Foods Corp.	7,066	318,747
Host Hotels & Resorts, Inc., REIT	3,927	72,846
HP, Inc.	15,589	320,354
Humana, Inc.	479	175,563
Huntington Bancshares, Inc.	2,299	34,669
Huntington Ingalls Industries, Inc.	316	79,278
IDEX Corp.	474	81,528
IDEXX Laboratories, Inc.(a)	627	163,729
IHS Markit Ltd.(a)	1,418	106,846
Illinois Tool Works, Inc.	447	80,295
Illumina, Inc.(a)	325	107,816
Incyte Corp.(a)	989	86,359
Ingersoll-Rand PLC	395	52,503
Intel Corp.	1,219	72,957
Intercontinental Exchange, Inc.	460	42,573
International Business Machines Corp.	945	126,668
International Flavors & Fragrances, Inc.	237	30,578
International Paper Co.	1,140	52,497
Security Description	Shares	Value
Interpublic Group of Companies, Inc.	4,591	$106,052
Intuit, Inc.	407	106,606
Intuitive Surgical, Inc.(a)	55	32,513
Invesco Ltd.	5,144	92,489
IPG Photonics Corp.(a)	183	26,520
IQVIA Holdings, Inc.(a)	730	112,792
Iron Mountain, Inc., REIT	1,340	42,706
Jack Henry & Associates, Inc.	363	52,878
Jacobs Engineering Group, Inc.	2,643	237,421
JB Hunt Transport Services, Inc.	350	40,873
JM Smucker Co.	1,339	139,430
Johnson & Johnson	1,496	218,222
Johnson Controls International PLC	1,962	79,873
JPMorgan Chase & Co.	579	80,713
Juniper Networks, Inc.	6,574	161,918
Kansas City Southern	262	40,128
Kellogg Co.	1,795	124,142
KeyCorp	1,756	35,541
Keysight Technologies, Inc.(a)	245	25,144
Kimberly-Clark Corp.	2,000	275,100
Kimco Realty Corp. REIT	2,083	43,139
Kinder Morgan, Inc.	10,474	221,735
KLA Corp.	822	146,456
Kohl's Corp.	2,628	133,897
Kraft Heinz Co.	4,314	138,609
Kroger Co.	16,937	491,004
L Brands, Inc.	4,479	81,159
L3Harris Technologies, Inc.	1,188	235,070
Laboratory Corp. of America Holdings(a)	423	71,559
Lam Research Corp.	499	145,908
Lamb Weston Holdings, Inc.	1,617	139,111
Las Vegas Sands Corp.	1,021	70,490
Leggett & Platt, Inc.	1,564	79,498
Leidos Holdings, Inc.	1,382	135,284
Lennar Corp., Class A	2,721	151,805
Lincoln National Corp.	1,771	104,507
Linde PLC	152	32,361
Live Nation Entertainment, Inc.(a)	705	50,386
LKQ Corp.(a)	2,633	93,998
Lockheed Martin Corp.	205	79,823
Loews Corp.	6,269	329,060
Lowe's Companies, Inc.	1,339	160,359
LyondellBasell Industries N.V., Class A	571	53,948
M&T Bank Corp.	207	35,138
Macy's, Inc.	8,356	142,052
Marathon Oil Corp.	4,155	56,425
Marathon Petroleum Corp.	4,058	244,494
MarketAxess Holdings, Inc.	113	42,839
Marriott International, Inc., Class A	482	72,989
Marsh & McLennan Companies, Inc.	382	42,559
Martin Marietta Materials, Inc.	383	107,102
Masco Corp.	1,687	80,959

See accompanying notes to financial statements.

9

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2019

Security Description	Shares	Value
Mastercard, Inc., Class A	143	$42,698
Maxim Integrated Products, Inc.	3,552	218,484
McCormick & Co., Inc.	812	137,821
McDonald's Corp.	2,414	477,031
McKesson Corp.	1,128	156,025
Medtronic PLC	279	31,653
Merck & Co., Inc.	1,016	92,405
MetLife, Inc.	2,099	106,986
Mettler-Toledo International, Inc.(a)	34	26,972
MGM Resorts International	2,153	71,630
Microchip Technology, Inc.	690	72,257
Micron Technology, Inc.(a)	1,376	74,001
Microsoft Corp.	2,742	432,413
Mid-America Apartment Communities, Inc., REIT	608	80,171
Mohawk Industries, Inc.(a)	575	78,419
Molson Coors Brewing Co., Class B	3,122	168,276
Mondelez International, Inc., Class A	2,235	123,104
Monster Beverage Corp.(a)	3,828	243,269
Moody's Corp.	270	64,101
Morgan Stanley	3,157	161,386
Mosaic Co.	2,130	46,093
Motorola Solutions, Inc.	1,318	212,383
MSCI, Inc.	244	62,996
Mylan N.V.(a)	16,624	334,142
Nasdaq, Inc.	405	43,376
National Oilwell Varco, Inc.	10,000	250,500
NetApp, Inc.	2,507	156,061
Netflix, Inc.(a)	151	48,859
Newell Brands, Inc.	6,142	118,049
Newmont Goldcorp Corp.	5,124	222,638
News Corp., Class A	4,674	66,090
News Corp., Class B	4,563	66,209
NextEra Energy, Inc.	382	92,505
Nielsen Holdings PLC	5,302	107,631
NIKE, Inc., Class B	1,298	131,500
NiSource, Inc.	5,901	164,284
Noble Energy, Inc.	5,311	131,925
Nordstrom, Inc.	3,306	135,315
Norfolk Southern Corp.	209	40,573
Northern Trust Corp.	839	89,135
Northrop Grumman Corp.	230	79,113
NortonLifeLock, Inc.	4,069	103,841
Norwegian Cruise Line Holdings Ltd.(a)	1,264	73,830
NRG Energy, Inc.	5,369	213,418
Nucor Corp.	3,744	210,712
NVIDIA Corp.	315	74,120
NVR, Inc.(a)	42	159,953
Occidental Petroleum Corp.	1,401	57,735
Old Dominion Freight Line, Inc.	212	40,233
Omnicom Group, Inc.	1,289	104,435
ONEOK, Inc.	2,890	218,686
Security Description	Shares	Value
Oracle Corp.	1,940	$102,781
O'Reilly Automotive, Inc.(a)	216	94,664
PACCAR, Inc.	1,289	101,960
Packaging Corp. of America	476	53,307
Parker-Hannifin Corp.	256	52,690
Paychex, Inc.	1,241	105,559
PayPal Holdings, Inc.(a)	490	53,003
Pentair PLC	1,730	79,355
People's United Financial, Inc.	12,714	214,867
PepsiCo, Inc.	863	117,946
PerkinElmer, Inc.	1,120	108,752
Perrigo Co. PLC	5,883	303,916
Pfizer, Inc.	2,365	92,661
Philip Morris International, Inc.	2,810	239,103
Phillips 66	2,105	234,518
Pinnacle West Capital Corp.	614	55,217
Pioneer Natural Resources Co.	377	57,066
PNC Financial Services Group, Inc.	222	35,438
PPG Industries, Inc.	397	52,996
PPL Corp.	1,484	53,246
Principal Financial Group, Inc.	1,670	91,850
Procter & Gamble Co.	2,167	270,658
Progressive Corp.	2,198	159,113
Prologis, Inc., REIT	477	42,520
Prudential Financial, Inc.	1,123	105,270
Public Service Enterprise Group, Inc.	1,548	91,409
Public Storage, REIT	386	82,203
PulteGroup, Inc.	3,928	152,406
PVH Corp.	759	79,809
Qorvo, Inc.(a)	1,245	144,706
QUALCOMM, Inc.	1,605	141,609
Quanta Services, Inc.	5,797	235,996
Quest Diagnostics, Inc.	670	71,549
Ralph Lauren Corp.	678	79,475
Raymond James Financial, Inc.	1,164	104,131
Raytheon Co.	365	80,205
Realty Income Corp. REIT	584	43,000
Regency Centers Corp. REIT	693	43,721
Regeneron Pharmaceuticals, Inc.(a)	241	90,491
Regions Financial Corp.	2,052	35,212
Republic Services, Inc.	1,335	119,656
ResMed, Inc.	688	106,619
Robert Half International, Inc.	1,715	108,302
Rockwell Automation, Inc.	130	26,347
Rollins, Inc.	3,611	119,741
Roper Technologies, Inc.	151	53,489
Ross Stores, Inc.	1,097	127,713
Royal Caribbean Cruises Ltd.	561	74,899
S&P Global, Inc.	234	63,894
salesforce.com, Inc.(a)	656	106,692
SBA Communications Corp. REIT	179	43,137
Schlumberger Ltd.	3,050	122,610

See accompanying notes to financial statements.

10

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2019

Security Description	Shares	Value
Seagate Technology PLC	2,697	$160,471
Sealed Air Corp.	1,390	55,364
Sempra Energy	355	53,775
ServiceNow, Inc.(a)	387	109,258
Sherwin-Williams Co.	92	53,686
Simon Property Group, Inc., REIT	293	43,645
Skyworks Solutions, Inc.	1,893	228,826
SL Green Realty Corp. REIT	477	43,827
Snap-on, Inc.	698	118,241
Southern Co.	870	55,419
Southwest Airlines Co.	1,758	94,897
Stanley Black & Decker, Inc.	723	119,830
Starbucks Corp.	3,577	314,490
State Street Corp.	1,002	79,258
STERIS PLC	209	31,856
Stryker Corp.	391	82,087
SVB Financial Group(a)	567	142,340
Synchrony Financial	2,805	101,008
Synopsys, Inc.(a)	1,543	214,786
Sysco Corp.	5,696	487,236
T Rowe Price Group, Inc.	736	89,674
Take-Two Interactive Software, Inc.(a)	1,736	212,538
Tapestry, Inc.	4,892	131,937
Target Corp.	831	106,543
TE Connectivity Ltd.	1,266	121,333
TechnipFMC PLC	5,948	127,525
Teleflex, Inc.	147	55,337
Texas Instruments, Inc.	1,668	213,988
Textron, Inc.	2,437	108,690
Thermo Fisher Scientific, Inc.	330	107,207
Tiffany & Co.	949	126,834
TJX Companies, Inc.	2,102	128,348
T-Mobile US, Inc.(a)	2,103	164,917
Tractor Supply Co.	833	77,836
TransDigm Group, Inc.	92	51,520
Travelers Companies, Inc.	1,169	160,095
Truist Financial Corp.	630	35,482
Twitter, Inc.(a)	3,478	111,470
Tyson Foods, Inc., Class A	3,606	328,290
UDR, Inc., REIT	1,714	80,044
Ulta Salon Cosmetics & Fragrance, Inc.(a)	625	158,212
Under Armour, Inc., Class A(a)	3,248	70,157
Under Armour, Inc., Class C(a)	3,570	68,473
Union Pacific Corp.	224	40,497
United Airlines Holdings, Inc.(a)	1,086	95,666
United Parcel Service, Inc., Class B	668	78,196
United Rentals, Inc.(a)	488	81,384
United Technologies Corp.	532	79,672
UnitedHealth Group, Inc.	593	174,330
Universal Health Services, Inc., Class B	977	140,160
Unum Group	3,486	101,652
US Bancorp	585	34,685
Security Description	Shares	Value
Valero Energy Corp.	2,537	$237,590
Varian Medical Systems, Inc.(a)	224	31,810
Ventas, Inc., REIT	2,541	146,717
VeriSign, Inc.(a)	827	159,346
Verisk Analytics, Inc.	425	63,470
Verizon Communications, Inc.	2,609	160,193
Vertex Pharmaceuticals, Inc.(a)	414	90,645
VF Corp.	1,703	169,721
ViacomCBS, Inc., Class B	3,278	137,578
Visa, Inc., Class A	228	42,841
Vornado Realty Trust, REIT	648	43,092
Vulcan Materials Co.	739	106,409
Walgreens Boots Alliance, Inc.	7,328	432,059
Walmart, Inc.	3,956	470,131
Walt Disney Co.	867	125,394
Waste Management, Inc.	1,062	121,026
Waters Corp.(a)	452	105,610
WEC Energy Group, Inc.	1,016	93,706
WellCare Health Plans, Inc.(a)	338	111,611
Wells Fargo & Co.	1,474	79,301
Welltower, Inc., REIT	1,792	146,550
Western Digital Corp.	2,922	185,459
Western Union Co.	3,884	104,014
Westinghouse Air Brake Technologies Corp.	703	54,693
Westrock Co.	1,292	55,440
Weyerhaeuser Co. REIT	3,568	107,754
Whirlpool Corp.	534	78,781
Williams Companies, Inc.	9,313	220,904
Willis Towers Watson PLC	212	42,811
WR Berkley Corp.	2,281	157,617
WW Grainger, Inc.	239	80,906
Wynn Resorts Ltd.	543	75,406
Xcel Energy, Inc.	849	53,903
Xerox Holding Corp. (a)	8,612	317,524
Xilinx, Inc.	733	71,665
Xylem, Inc.	1,021	80,445
Yum! Brands, Inc.	4,754	478,870
Zebra Technologies Corp., Class A(a)	205	52,365
Zimmer Biomet Holdings, Inc.	535	80,079
Zions Bancorp NA	4,135	214,689
Zoetis, Inc.	728	96,351
INVESTMENTS IN COMMON STOCK—99.8% (Cost $51,837,688)		61,993,730
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		155,202
NET ASSETS—100.0%		$62,148,932

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

11

Syntax Stratified LargeCap ETF
Schedule of Investments (continued)
December 31, 2019

INDUSTRY BREAKDOWN
AS OF December 31, 2019*
INDUSTRY	PERCENTAGE OF NET ASSETS
Upstream Energy	3.3%
Processed Foods	3.2
Business Software for Specific Uses	3.1
Food Distributors	3.1
Downstream Energy	3.1
Branded Pharmaceuticals	3.1
Restaurants	3.1
Commercial Hardware	2.3
Transaction Services	2.2
Investment Services	2.2
Commercial Insurance	2.2
Electric Competitive	2.2
Internet Services and Websites	2.1
Content Providers	2.1
Rental	2.1
Telecommunication Networks	2.1
End User Hardware	2.1
Management and IT Services	2.1
Operators and Developers	2.1
Electric Regulated	2.0
Consumer Insurance	1.9
Midstream and Gas	1.9
Non Real Estate Banking	1.7
Healthcare Insurance	1.6
Alcohol and Tobacco	1.6
Primary Foods	1.6
Capital Markets	1.6
Home Office and Consumer Equipment Retail	1.6
Auto Products	1.5
Specialty Services	1.5
Home Office and Consumer Equipment Manufacture	1.5
Distribution Services	1.5
Information and Electrical Components	1.5
Transportation Services	1.5
Analog and Mixed Signal Integrated Circuits	1.4
Digital Integrated Circuits	1.4
Healthcare Providers and Facilities	1.4
Semiconductor Services and Equipment	1.4
Drugstores	1.4
Personal Products	1.3
Accessories and Footwear	1.3
Diversified Household and Personal Products	1.3
Chemicals	1.3
Other Natural Resources	1.3
Mechanical Components	1.3
Transport Aerospace and Defense Equipment	1.2
Medical Devices	1.1
Medical Research Services and Equipment	1.1
Apparel Retailers	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Hospital Equipment	1.1%
Metals	1.0
Diversified Drugs and Devices	1.0
Healthcare Products Distribution	1.0
Industrial Conglomerates	0.9
Production Equipment	0.8
Branded Apparel	0.8
Operating Systems and Middleware	0.7
Consumer Paper Products	0.4
Real Estate Banking	0.3
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

12

Syntax Stratified LargeCap ETF
Statement of Assets and Liabilities
December 31, 2019

ASSETS
Investments in securities of unaffiliated issuers	$61,993,730
Cash	92,187
Receivable from the Advisor	75,546
Dividends receivable	79,528
Total Assets	62,240,991
LIABILITIES
Accrued Management fee	23,652
Accrued Trustee Fees	25,000
Accrued Other fees and expenses	43,407
Total Liabilities	92,059
NET ASSETS	$62,148,932
NET ASSETS CONSISTS OF:
Paid in Capital	52,831,599
Distributable earnings	9,317,333
NET ASSETS	$62,148,932
NET ASSET VALUE PER SHARE	$50.73
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	1,225,000
COST OF INVESTMENTS:
Cost of Investments	$51,837,688
See accompanying notes to financial statements.

13

Syntax Stratified LargeCap ETF
Statement of Operations

For the Period 1/2/19(a) to 12/31/19
INVESTMENT INCOME
Dividend income	$1,101,662
Total Investment Income	1,101,662
EXPENSES
Management fee	235,145
Trustee fee	100,000
CCO fee	49,999
Audit fee	36,500
Total Expenses	421,644
Expense Waiver/Reimbursement	(262,321)
Net Expenses	159,323
NET INVESTMENT INCOME (LOSS)	942,339
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on Investments	(428,382)
Net change in unrealized appreciation/depreciation on Investments	12,145,204
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,716,822
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$12,659,161

(a)	Fund commenced operations on January 2, 2019.
See accompanying notes to financial statements.

14

Syntax Stratified LargeCap ETF
Statement of Changes in Net Assets

For the Period 1/2/19(a) to 12/31/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$942,339
Net realized gain (loss)	(428,382)
Net change in unrealized appreciation/depreciation	12,145,204
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,659,161
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(964,675)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	56,595,018
Cost of Shares Redeemed	(6,240,572)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	50,354,446
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	62,048,932
NET ASSETS AT BEGINNING OF PERIOD	100,000
NET ASSETS AT END OF PERIOD	$62,148,932
SHARE TRANSACTIONS:
Shares sold	1,372,500
Shares redeemed	(150,000)
NET INCREASE	1,222,500

(a)	Fund commenced operations on January 2, 2019.
See accompanying notes to financial statements.

15

Syntax Stratified LargeCap ETF
Financial Highlights
Selected data for a share outstanding throughout this period

For the Period 1/2/19(a) to 12/31/19
Net asset value, beginning of period	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.84
Net realized and unrealized gain (loss)	10.68
Total from investment operations	11.52
Less Distributions from:
Net investment income	(0.79)
Net asset value, end of period	$50.73
Total return(c)	28.81%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$62,149
Ratios to average net assets:
Total expenses	0.80%(e)
Net expenses(f)	0.30%(e)
Net investment income (loss)(f)	1.80%(e)
Portfolio turnover rate(g)	34%(d)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

16

Syntax Stratified LargeCap ETF
Notes to Financial Statements
December 31, 2019

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF (the "ETF" or the “Fund”), is a series of the Trust.
The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Fund’s investment adviser.
Investment Objectives:
The Fund seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified LargeCap Index (the “Index”).
The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the Fund’s investment objective, the Advisor will seek to track the performance of the Syntax Stratified LargeCap Index, which is a stratified-weight version of the widely used S&P 500® Index. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. Refer to the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with Accounting Standards Codification (ASC) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
In preparing the Fund’s financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.
The following is a summary of significant accounting policies followed by the Fund.
Tax Free Exchange
The ETF acquired the assets of the Syntax 500 LP (the “LP”) on January 2, 2019 (the “Transaction”). The LP was an unregistered Fund managed by the Advisor. The Transaction was structured as a tax-free exchange of shares. Accordingly, the Fund has elected to carry forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the LP prior to the Transaction (the “Election”). Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.
The ETF’s decision to make the Election was therefore designed to more closely align subsequent reporting of realized gains or losses with actual tax-basis gains distributable to ETF shareholders. The Transaction resulted in an initial market value of securities acquired by the ETF of $33,554,457, with a cost basis of $35,543,619 and unrealized loss of $1,989,162.

17

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
December 31, 2019

Note  2—Significant Accounting Policies–(continued)
Investment Valuation
The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock	$61,993,730	$—	$—	$61,993,730
The tax character of distributions paid during the period ended December 31, 2019 were as follows:
Distributions paid from:	2019
Ordinary Income	$964,675
During the period ended December 31, 2019, distributable earnings was decreased by $387,991 and paid-in capital was increased by $387,991. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

18

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
December 31, 2019

Note  2—Significant Accounting Policies–(continued)
As of December 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$70,122
Undistributed long-term capital gains	$0
Net unrealized appreciation	$9,247,211
The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
Distributions: The Fund declares and distributes dividends from net investment income to its holders of Shares ("Shareholders"), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Cash: Cash consists of cash held at the Fund’s custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Fund may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and Offering costs: Syntax Advisors has agreed to pay all of the Fund’s organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Fund.
Federal Income Taxes: For U.S. federal income tax purposes, the Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Fund (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Fund distributes substantially all of its ordinary income and capital gains during each calendar year, the Fund will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs and losses deferred due to wash sales. In addition, the Fund claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

19

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
December 31, 2019

Note  2—Significant Accounting Policies–(continued)
The Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Fund’s tax returns for the prior three fiscal years remain subject to examinations by the Fund’s major tax jurisdictions, which include the United States of America, and the State of New York. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. There were no such expenses for the period ended December 31, 2019.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
At December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investment based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$52,746,519	$10,145,508	$(898,297)	$9,247,211
Note  3—Investment Transactions
For the period ended December 31, 2019, the Fund had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $53,187,940, $1,166,529, $18,578,205 and $18,294,465, respectively. Net realized gain (loss) on investment transaction in the Statement of Operation includes net gains resulting from in-kind transactions of $449,673.
Note  4—Capital Share Transactions
The Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Syntax Stratified LargeCap Index.
Note  5—Fund Fees and Expenses
Investment Management Fees: The Fund pays the Advisor monthly, in arrears, a unitary management fee at a rate of 0.45% of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed 0.30%. In addition, the Advisor has agreed to waive its fees and/or absorb Excluded Expenses of the Fund to ensure that Total Annual Operating Expenses do not exceed 0.30%. These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed $262,321 in expenses for the period ended

20

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
December 31, 2019

Note  5—Fund Fees and Expenses–(continued)
December 31, 2019 and has a Receivable from the Advisor of $75,546. Subject to approval by the Fund’s Board of Trustees, any waiver and/or reimbursement under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation. At December 31, 2019, the waivers and reimbursements subject to repayment is $262,321.
Distributor, distribution and service fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.
The Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Fund and performs the day to day management of the Fund and places orders for the purchase and sale of securities for the Fund. For its services to the Fund, the Sub-Adviser is compensated by Syntax Advisors.
Note  6—Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.
Note  7—Related Party Transactions
There are no related party transactions during the period except as previously disclosed.
Note  8—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Note  9—Market Risk
In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Share will increase or decline, more or less, in correlation with any increase or decline in value of the holdings of the Syntax Stratified LargeCap Index (the "Index", the "Underlying Index"). The values of equity securities could increase or decline generally or could over or under perform other investments.
Other Risks

21

Syntax Stratified LargeCap ETF
Notes to Financial Statements  (continued)
December 31, 2019

Note  9—Market Risk–(continued)
Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.
Equity Risk: Equity risk is the risk that the value of the securities that the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.
Non-Correlation Risk: The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Syntax ETF Trust and Shareholders of Syntax Stratified LargeCap ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Syntax Stratified LargeCap ETF (the “Fund”) (one of the funds constituting the Syntax ETF Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2019 and the statements of operations and changes in net assets and the financial highlights for the period from January 2, 2019 (commencement of operations) to December 31, 2019 and the related notes (collectively referred to as the “financial statements”) In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2019, the results of its operations, the changes in its net assets and its financial highlights for the period from January 2, 2019 (commencement of operations) to December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.

Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, through correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Syntax investment companies since 2018.

Boston, Massachusetts

February 26, 2020

23

Syntax Stratified LargeCap ETF
Other Information
December 31, 2019 (Unaudited)

Federal Tax Information (Unaudited)
The Form 1099-DIV you received in February 2019 showed the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.
Qualified Dividend Income: For the fiscal year ended December 31, 2019, the Fund designates approximately $1,062,279, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction: Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2019 ordinary income dividends, 96.25% qualifies for the corporate dividends received deduction.

24

Syntax Stratified LargeCap ETF
Other Information  (continued)
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 01, 2019 to December 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period
Syntax Stratified LargeCap ETF	0.30%	$1,086.90	$1.58	$1,023.70	$1.53

25

Syntax Stratified LargeCap ETF
Other Information  (continued)
December 31, 2019 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Fund's proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Fund's website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Fund's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-Q, which can be found on the SEC’s website at www.sec.gov. The Fund's schedule of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.
Other information regarding the Fund is available on the Fund’s website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

26

Syntax Stratified LargeCap ETF
Other Information  (continued)
December 31, 2019 (Unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements
At an in-person meeting held prior to December 31, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals under the same terms and conditions of the original advisory agreement”) the Investment Advisory Agreement and Sub-Advisory Agreement (the “Agreements”) between the Trust and Syntax Advisors, LLC (the “Adviser” or “Syntax”) and Vantage Consulting Group Inc. (the “Sub-Adviser”) with respect to new Series of the Trust: the Syntax Stratified MidCap ETF and the Syntax Stratified SmallCap ETF (collectively, the “New Syntax ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested and received, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Syntax ETFs under the Agreement, (ii) investment performance of the Syntax ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the New Syntax ETFs grow.
Nature, Extent and Quality of the Services to be Provided. The Trustees considered the nature, extent and quality of the services expected to be provided by the Adviser and Sub-Adviser. In particular, the Trustees considered the proposed investment strategies and approach for the New Syntax ETFs; the experience, capability and integrity of Syntax’s senior management; the financial resources of Syntax; Syntax’s management oversight process; the continuous and regular portfolio management services to be provided by Vantage; the experience of Vantage with the proposed investment strategies; and the professional qualifications and experience of Vantage’s portfolio management team. The Trustees also considered the advisory and other services to be provided by Syntax.
Based on these and other considerations, the Trustees determined that Syntax and Vantage can provide investment and related services that are appropriate in scope and extent in light of the proposed investment programs for the New Syntax ETFs.
Investment Performance. The Trustees considered Vantage’s past performance, investment advisory experience, capabilities and resources. The Trustees recognized that not all New Syntax ETF strategies are yet in existence and therefore had no historical performance as ETFs for the Trustees to review. However, the Trustees considered the performance history of Syntax Stratified LargeCap ETF and the historical performance of the MidCap LPs, which employed the same Stratified Weight methodology as the Syntax Stratified MidCap ETF, and they considered Syntax’s representation of simulated back-tested performance for the Syntax Stratified SmallCap Index. On the basis of this information and the Trustees’ assessment of the nature, extent and quality of the services to be provided by Syntax and Vantage, the Trustees concluded that Vantage is capable of generating a level of investment performance that is appropriate in light of the New Syntax ETFs’ proposed investment objectives, policies and strategies.
Advisory and Sub-Advisory Fees and Total Expense Ratio. The Trustees considered the proposed unitary fee and anticipated total expense ratios of the New Syntax ETFs, including information comparing the advisory fees and total expense ratios of the New Syntax ETFs to the investment advisory fees and total expense ratios of comparable investment companies in their respective peer universes. The Trustees also considered the fee to be charged by Vantage for sub-advisory services. The Trustees further noted that Syntax proposed to enter into an expense limitation arrangement with the New Syntax ETFs, which could result in Syntax waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Trustees determined that the advisory and sub-advisory fees to be received by Syntax and Vantage under the agreements are reasonable in light of the services to be provided.

27

Syntax Stratified LargeCap ETF
Other Information  (continued)
December 31, 2019 (Unaudited)

Cost of Services to be Provided and Profitability. The Trustees noted that the New Syntax ETFs were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Trustees considered comparable information for the operational Syntax Stratified LargeCap ETF and the nature of the unitary fee structure under which the Advisor pays most other service provider fees out of its management fee for the New Syntax ETFs. They reviewed projected profitability information provided by Syntax regarding its costs of procuring advisory services as well as the costs of providing administration, transfer agency and other services to the New Syntax ETFs. Based on this information, the Trustees determined that the profitability of Syntax and its affiliates from their relationships with the New Syntax ETFs was not anticipated to be excessive.
Economies of Scale. In evaluating the extent to which the proposed fees payable under the New Syntax ETFs’ Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Trustees noted that they would have the opportunity to periodically reexamine the appropriateness of the advisory fees payable by the New Syntax ETFs to Syntax, and the sub-advisory fees payable by Syntax to Vantage, in light of any economies of scale experienced in the future.
Fall-Out Benefits. The Trustees considered any other benefits expected to be derived by Syntax, its affiliates, and/or Vantage from their relationships with the New Syntax ETFs. No such benefits were expected. The Trustees noted that they would have the opportunity in the future to review the benefits over time.
Other Considerations. The Trustees considered the investment objectives of the New Syntax ETFs and noted that Syntax believes that the New Syntax ETFs would enhance Syntax’s ETF product offerings. The Trustees noted that Syntax has made a commitment to the recruitment and retention of quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Syntax ETFs in a professional manner that is consistent with the best interests of the New Syntax ETFs and their shareholders. In this regard, the Trustees favorably considered Syntax’s procedures and policies to enforce compliance and oversee the portfolio management activities of Vantage.
Conclusion. After consideration of the factors described above, none of which was dispositive in and of itself and may have been weighed differently by each Trustee, as well as other secondary factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the New Syntax ETFs’ Agreements would be in the best interests of the New Syntax ETFs and their respective shareholders and unanimously approved the New Syntax ETFs’ Agreements.

28

TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE LAST 5 YEARS
Independent Trustees
Deborah Fuhr (1959)	Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present);	3	Co-Founder and Board Member, Women in ETFs (Not for Profit) (2014 to present); Co- founder and Board Member, Women in ETFs Europe Limited (Educational Association) (2015 to present); Director and Board Member, 2 Culford Gardens RTM (Property) (2011 to present); Director and Board Member (2 Culford Gardens Freehold (Property) (2011 to present)
George Hornig (1954)	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Senior Managing Director and Chief Operating Officer, Pinebridge Investments (investment adviser) (2010 to 2016).	3

Director, Forrester Research, Inc. (technology research company) (1996 to 2018); Director, Daniel J. Edelman Holding (2016 to present) (communications marketing firm); Director, Xometry (advanced manufacturing platform business) (2014 to present); Director, KBL Merger Corp IV (2017 to present) (healthcare).

29

Richard Lyons (1961)	Lead Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018	Chief Innovation and Entrepreneurship Officer, UC Berkeley (since 2020); Professor and William & Janet Cronk Chair in Innovative Leadership (2019), Dean (2008- 19), Haas School of Business, UC Berkeley;, Haas School of Business, UC Berkeley; Chief Learning Officer (2006 to 2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005 to 2006), Acting Dean (2004 to 2005), Professor (2000 to 2004), Associate Professor (1996 to 2000), Assistant Professor (1993 to 1996), Haas School of Business, UC Berkeley.	3	Director (2013 to 2016), Matthews A Share Selections Fund, LLC (mutual funds).
Stewart Myers (1940)	Independent Trustee	Term: Unlimited Trustee since 2018	Professor, MIT Sloan School of Management (since 2015); Principal, The Brattle Group, Inc. (since 1991).	3	Director, Entergy Corp. (2009 to 2015).
Interested Trustees
Rory Riggs (1953)	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2013); Chief Executive Officer and Founder of Syntax LLC (Since 2009).	3	Managing Member of Balfour, LLC (since 2001); Board Member, Nuredis, Inc. (2016 to present); Co-founder and Chairman, RP Management, LLC Chairman and co- founder, Royalty Pharma (1996 to present) (biopharmaceuticals); Chairman and Co- Founder, Cibus Global, Ltd. (2012 to present) (gene editing agriculture); Director GeneNews Limited (2000 to present); Director, Intra-Cellular Therapies, Inc. (since 2014); Director, FibroGen, Inc. (1993 to present).
Kathy Cuocolo (1952)	Trustee and President	Term: Unlimited Trustee since 2018	President and Senior Vice President, Syntax Advisors, LLC and predecessor companies (2014 to present); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003).	3	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Guardian Life Family of Funds (2005 – 2007); Select Sector Trust, Chairman (2000 to 2007); The China Fund (1999 to 2003).

The Statement of Additional Information contains further information about the trustees and is available without charge upon your request by calling (866) 972-4492 (toll-free) or by visiting www.syntaxadvisors.com.

30

OFFICERS

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs (1953)	Chief Executive	Since 2018	See Trustee table above
Kathy Cuocolo (1952)	President	Since 2018	See Trustee table above
David Jaffin (1954)	Treasurer	Since 2019	Partner, B2B CFO® (January 2019 to present); Chief Financial Officer, Poliwogg Holdings, Inc. (October 2012 to August 2018).
Carly Arison (1990)	Secretary	Since 2018	Senior Vice President Vice President, and Manager,, Syntax Advisors, LLC and predecessor companies (2012 to present)
Brandon Kipp (1983)	Chief Compliance Officer	Since 2019	Director, Foreside Financial Group, LLC (since May 2019); Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (from July 2017 to May 2019); Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017).

31

Syntax Stratified LargeCap ETF
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
One Liberty Plaza 46th FI.
New York, NY 10006
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
32

Item 1:	Report(s) to Shareholders.

The Annual Report is attached.

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that George Hornig, Richard Lyons and Stewart Myers are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Messrs. Hornig, Lyons and Myers are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Messrs. Hornig, Lyons and Myers as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

		Fiscal Year Ended 12/31 (in thousands)
		2019
(a)	Audit Fees	$28,500
(b)	Audit Related Fees(1)	$0
(c)	Tax Fees(2)	$8,000
(d)	All Other Fees(3)	$0

(1)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the fund comprising the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the fund comprising the Registrant.
(3)	All Other Fees represent service fees for analysis of potential Passive Foreign Investment Company holdings and N-14 merger related items.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal year ended 2019 was 100%.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee: Deborah Fuhr, George Hornig, Richard Lyons and Stewart Myers.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half- year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory B. Riggs
Rory B. Riggs
Chief Executive Officer
(Principal Executive Officer)
Date:	March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory B. Riggs
Rory B. Riggs
Chief Executive Officer
(Principal Executive Officer)
Date:	March 6, 2020

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	March 6, 2020

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers
13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer